Capital stock (Tables)	12 Months Ended
Sep. 30, 2025
Disclosure of classes of share capital [abstract]
Schedule of outstanding shares
For the fiscal years 2025 and 2024, the number of issued and outstanding Class A subordinate voting shares and Class B shares (multiple voting) varied as follows:

Class A subordinate voting shares			Class B shares (multiple voting)			Total
	Number	Carrying value	Number	Carrying value	Number	Carrying value
		$		$		$
As at September 30, 2023	206,714,497	1,440,286	26,445,706	36,894	233,160,203	1,477,180
Release of Class A subordinate voting shares held in trusts	—	14,078	—	—	—	14,078
Purchased and held in trusts	—	(66,847)	—	—	—	(66,847)
Issued upon exercise of stock options	1,333,876	91,800	—	—	1,333,876	91,800
Purchased and cancelled	(6,597,158)	(45,878)	—	—	(6,597,158)	(45,878)
Conversion of shares	2,322,948	3,241	(2,322,948)	(3,241)	—	—
As at September 30, 2024	203,774,163	1,436,680	24,122,758	33,653	227,896,921	1,470,333
Release of Class A subordinate voting shares held in trusts	—	46,050	—	—	—	46,050
Purchased and held in trusts	—	(13,323)	—	—	—	(13,323)
Issued upon exercise of stock options	947,071	74,319	—	—	947,071	74,319
Purchased and cancelled	(8,781,243)	(77,462)	—	—	(8,781,243)	(77,462)
As at September 30, 2025	195,939,991	1,466,264	24,122,758	33,653	220,062,749	1,499,917

Schedule of dividend
During the year ended September 30, 2025, the Company declared and paid the following quarterly cash dividends to holders of Class A subordinate voting shares and Class B shares (multiple voting):

	2025		2024
Dividend Payment Month	Dividend per Share	Value	Dividend per Share	Value
December	0.15	34,133	—	—
March	0.15	34,057	—	—
June	0.15	33,580	—	—
September	0.15	33,282	—	—
		135,052		—